Long-Term Debt (Tables)	12 Months Ended
Feb. 01, 2014
Long Term Debt

Long-Term Debt consists of:

	(in thousands)
	February 1, 2014	February 2, 2013
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.0%) plus 3.3%, matures on February 23, 2017.	$828,839	$863,084
$450,000 Senior Notes, 10%, due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from February 15, 2014 to February 15, 2019.	450,000	450,000
$350,000 Senior Notes, 9% / 9.75%, due at maturity on February 15, 2018, semi-annual interest payments on February 15 and August 15, from February 15, 2014 to February 15, 2018	126,147	—
Capital Lease Obligations	23,199	23,232

Total debt	1,428,185	1,336,316
Less: current maturities	(59,026)	(784)

Long-term debt, net of current maturities	$1,369,159	$1,335,532

Maturities of Long-Term Debt and Capital Lease Obligations

Scheduled maturities of the Company’s long-term debt and capital lease obligations, as they exist as of February 1, 2014, in each of the next four fiscal years and thereafter are as follows:

	(in thousands)
	Long- Term Debt	Capital Lease Obligations	Total
Fiscal years:
2014	$58,000	$1,026	$59,026
2015	—	1,070	1,070
2016	—	1,262	1,262
2017	834,507	1,624	836,131
2018	70,223	1,646	71,869
Thereafter	450,000	16,571	466,571

Total	1,412,730	23,199	1,435,929
Less: Unamortized Discount	(7,744)	—	(7,744)

Total	1,404,986	23,199	1,428,185
Less: Current Portion	(58,000)	(1,026)	(59,026)

Long Term Debt	$1,346,986	$22,173	$1,369,159

Amortization Expense Related to Deferred Financing Fees

Amortization expense related to the deferred financing fees as of February 1, 2014 for each of the next five fiscal years and thereafter is estimated to be as follows:

Fiscal years	(in thousands)
2014	$8,642
2015	8,641
2016	7,714
2017	2,121
2018	1,303
Thereafter	107

Total(1)	$28,528

(1)	The table above is exclusive of the $1.6 million of deferred financing costs to be written off as a result of the April 4, 2014 Holdco note redemption. Refer to Note 21, “Subsequent Events,” for further discussion.